Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Other Liabilities
Insurance and other liabilities	$ 1,477	$ 1,769
Cash settled employee liabilities	146	152
Deferred fulfillment liabilities		432
Commissions	71	586
Total current other liabilities	$ 1,694	$ 2,939